Fair Value - Fair Value and Unpaid Principal Balance of Assets and Liabilities Carried Under Fair Value Option (Parenthetical) (Detail) (Reverse Loans [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Reverse Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Assets, Fair Value	$ 0	$ 28.5